Investment in joint venture - Summary of inventories held by AGM of joint venture (Details) - Asanko Gold Mine (AGM) [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Gold dore on hand	$ 3,244	$ 8,197
Gold-in-process	1,563	1,814
Ore stockpiles	51,470	54,701
Materials and spare parts	24,562	22,152
Total Inventories	80,839	86,864
Less non-current inventories: Ore stockpiles	(5,143)	(5,189)
Total current inventories	$ 75,696	$ 81,675